Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	4,842,853
Proposed Maximum Offering Price per Unit	0.84
Maximum Aggregate Offering Price	$ 4,067,996.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 561.80
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of Class A Ordinary Shares (“Class A Ordinary Shares”) of Zhibao Technology Inc. (the “Registrant”) that become issuable under the Registrant’s 2026 Incentive Equity Plan, as amended (the “2026 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Rule 457(c) and Rule 457(h).

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and (h)(i) of the Securities Act based upon the average of the high $0.92 and low $0.76 sale prices of the Class A Ordinary Shares of the Company on February 17, 2026, as reported on Nasdaq.